Risk management (Details 2) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalent		$ 1,745,652	$ 672,048
Securities and other financial assets, net		123,598	95,484
Loans, net	[1]	5,702,258	5,448,788
Derivative financial instruments - assets		2,688	13,338
Total		7,609,185	6,267,747	$ 7,180,783
Liabilities
Borrowings and debt, net		(3,518,446)	(2,211,567)	(3,246,813)	$ (4,312,170)
Derivative financial instruments – liabilities		34,043	34,943
Total		(6,615,595)	(5,224,935)	$ (6,169,469)
Liquidity risk [member]
Assets
Cash and cash equivalent		1,745,652	672,048
Securities and other financial assets, net		123,598	95,484
Loans, net		5,702,258	5,448,788
Derivative financial instruments - assets		2,688	13,338
Total		7,574,196	6,229,658
Liabilities
Deposits		(2,982,976)	(2,937,105)
Securities sold under repurchase agreements		(39,767)	0
Borrowings and debt, net		(3,532,209)	(2,219,122)
Derivative financial instruments – liabilities		(34,043)	(34,943)
Total		(6,588,995)	(5,191,170)
Confirmed letters of credit		218,988	273,449
Stand-by letters of credit and guaranteed - Commercial risk		179,756	168,976
Credit commitments		103,143	45,578
Total Contingencies		501,886	488,003
Net position		483,315	550,486
Up to 3 months [member] | Liquidity risk [member]
Assets
Cash and cash equivalent		1,745,671	672,048
Securities and other financial assets, net		14,870	2,431
Loans, net		1,873,995	2,007,222
Derivative financial instruments - assets		(2,104)	3,624
Total		3,632,432	2,685,325
Liabilities
Deposits		(2,515,096)	(2,331,137)
Securities sold under repurchase agreements		(11,604)	0
Borrowings and debt, net		(956,634)	(788,085)
Derivative financial instruments – liabilities		(4,421)	(4,421)
Total		(3,487,755)	(3,123,643)
Confirmed letters of credit		75,720	169,042
Stand-by letters of credit and guaranteed - Commercial risk		75,273	18,687
Credit commitments		36,000	0
Total Contingencies		186,993	187,729
Net position		(42,316)	(626,047)
3 to 6 months [member] | Liquidity risk [member]
Assets
Cash and cash equivalent		0	0
Securities and other financial assets, net		5,152	7,556
Loans, net		1,434,229	1,293,249
Derivative financial instruments - assets		19	652
Total		1,439,400	1,301,457
Liabilities
Deposits		(291,804)	(310,128)
Securities sold under repurchase agreements		0	0
Borrowings and debt, net		(402,871)	(143,589)
Derivative financial instruments – liabilities		(8,516)	(8,516)
Total		(703,191)	(462,233)
Confirmed letters of credit		141,985	101,403
Stand-by letters of credit and guaranteed - Commercial risk		31,107	72,080
Credit commitments		0	15,000
Total Contingencies		173,092	188,483
Net position		563,117	650,741
6 months to 1 year [member] | Liquidity risk [member]
Assets
Cash and cash equivalent		0	0
Securities and other financial assets, net		21,702	4,009
Loans, net		972,201	1,081,319
Derivative financial instruments - assets		78	5,134
Total		993,981	1,090,462
Liabilities
Deposits		(184,360)	(199,423)
Securities sold under repurchase agreements		(28,873)	0
Borrowings and debt, net		(958,442)	(297,373)
Derivative financial instruments – liabilities		(3,946)	(3,946)
Total		(1,175,621)	(500,742)
Confirmed letters of credit		1,283	3,004
Stand-by letters of credit and guaranteed - Commercial risk		73,176	77,952
Credit commitments		0	0
Total Contingencies		74,458	80,956
Net position		(256,098)	508,765
1 to 5 years [member] | Liquidity risk [member]
Assets
Cash and cash equivalent		0	0
Securities and other financial assets, net		69,802	79,398
Loans, net		1,611,558	1,176,532
Derivative financial instruments - assets		1,111	3,090
Total		1,682,471	1,259,020
Liabilities
Deposits		0	(102,107)
Securities sold under repurchase agreements		0	0
Borrowings and debt, net		(1,281,454)	(1,013,083)
Derivative financial instruments – liabilities		(8,634)	(8,634)
Total		(1,290,088)	(1,123,824)
Confirmed letters of credit		0	0
Stand-by letters of credit and guaranteed - Commercial risk		200	257
Credit commitments		67,143	30,000
Total Contingencies		67,343	30,257
Net position		325,040	104,939
More than 5 years [member] | Liquidity risk [member]
Assets
Cash and cash equivalent		0	0
Securities and other financial assets, net		13,993	0
Loans, net		19,785	21,387
Derivative financial instruments - assets		0	838
Total		33,778	22,225
Liabilities
Deposits		0	0
Securities sold under repurchase agreements		0	0
Borrowings and debt, net		(68,464)	(76,078)
Derivative financial instruments – liabilities		(3,260)	(3,260)
Total		(71,724)	(79,338)
Confirmed letters of credit		0	0
Stand-by letters of credit and guaranteed - Commercial risk		0	0
Credit commitments		0	578
Total Contingencies		0	578
Net position		(37,946)	(57,691)
Without Maturity [Member] | Liquidity risk [member]
Assets
Cash and cash equivalent		1,745,671	672,048
Securities and other financial assets, net		125,519	93,394
Loans, net		5,911,768	5,579,709
Derivative financial instruments - assets		(896)	13,338
Total		7,782,062	6,358,489
Liabilities
Deposits		(2,991,260)	(2,942,795)
Securities sold under repurchase agreements		(40,477)	0
Borrowings and debt, net		(3,667,865)	(2,318,208)
Derivative financial instruments – liabilities		(28,777)	(28,777)
Total		(6,728,379)	(5,289,780)
Confirmed letters of credit		218,988	273,449
Stand-by letters of credit and guaranteed - Commercial risk		179,756	168,976
Credit commitments		103,143	45,578
Total Contingencies		501,886	488,003
Net position		$ 551,797	$ 580,706

[1]	The carrying value of loans at amortized cost is net of the accrued interest receivable of $41.1 million, the allowance for expected credit losses of $100.8 million and unearned interest and deferred fees of $16.5 million for December 31, 2018, and the accrued interest receivable of $29.4 million, the allowance for expected credit losses of $81.3 million and unearned interest and deferred fees of $5.0 million for December 31, 2017.